Property and Equipment	12 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Property and Equipment
Note E: Property and Equipment
Major classifications of property and equipment were as follows:

	September 30,
	2011			2010
	(In thousands)
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Depreciation	Value	Amount	Depreciation	Value
Land	$4	$—	$4	$—	$—	$—
Buildings and improvements	88,263	(53,094)	35,169	78,997	(47,851)	31,146
Furniture and equipment	85,654	(52,562)	33,092	70,419	(44,209)	26,210
Software	28,653	(23,238)	5,415	25,128	(21,871)	3,257
Construction in progress	4,818	—	4,818	1,680	—	1,680

Total	$207,392	$(128,894)	$78,498	$176,224	$(113,931)	$62,293

Depreciation expense for fiscal 2011, 2010 and 2009 was $17.5 million, $14.0 million and $12.3 million. Included in these amounts for fiscal 2011, 2010 and 2009 is $1.4 million, $0.9 million and $1.0 million of depreciation expense related to capitalized computer software.